Related-party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related-party transactions [Abstract]
Related-party transactions

7. Related-party transactions

Due to related party as of June 30, 2012 and December 31, 2011 amounted to $345,108 and $220,345 respectively. The outstanding balances as of June 30, 2012 and December 30, 2011 are comprised of advances made of certain offering, formation and operating costs.

The Sponsor has committed to advance to the Company, by way of a non-interest bearing loan, an amount of up to $400,000 to be used to cover Cazador's ongoing cost and expenses relating to its operations and in connection with a potential initial Business Combination until the earlier of (i) consummation of an initial Business Combination or (ii) liquidation of the Company. This commitment was memorialized in a memorandum of understanding dated as of March 23, 2012 between the Company and the Sponsor. As of June 30, 2012 the Sponsor has advanced the Company $336,148, which is included within the note due to related party line item of the balance sheet as of such date.

See Note 1 for the Sponsor's purchase of 4,340,000 Sponsor's Warrants.

See Notes 1 and 4 for the Sponsor's registration rights with respect to the Sponsor's ordinary shares and the Sponsor's Warrants, respectively.

The Sponsor, officers and directors, will participate in any liquidation distributions with respect to any ordinary shares purchased by them in the Offering or in the market following consummation of the Offering.

See Note 6 for agreement with ACM for office space, and other professional services. The Company has incurred $22,500, $22,500, and $153,750 in connection with such agreement for the quarters ended June 30, 2012, and June 30, 2011, and since April 20, 2010 (date of inception) through June 30, 2012, respectively. All of these fees were outstanding as of June 30, 2012, and therefore, are included within the due to related party line item of the balance sheet as of each of those respective dates.

7. Related-party transactions

As of December 31, 2011 and December 31, 2010, due to related party amounted to $220,345and $19,192, respectively. The outstanding balances as of December 31, 2011 and December 31, 2010 are comprised of advances made of certain offering, formation and operating costs.

The Sponsor agreed to lend the Company an aggregate amount of up to $200,000 for payment of offering expenses. The loan matured on December 31, 2010. No advances were made under this loan agreement.

See Note 1 for the Sponsor's purchase of 4,340,000 Sponsor's Warrants.

See Notes 1 and 4 for the Sponsor's registration rights with respect to the Sponsor's ordinary shares and the Sponsor's Warrants, respectively.

The Sponsor, officers and directors, will participate in any liquidation distributions with respect to any ordinary shares purchased by them in the Offering or in the market following consummation of the Offering.

See Note 6 for agreement with ACM for office space, and other professional services. The Company has incurred $90,000, $18,750 and $108,750 in connection with such agreement for the year ended December 31, 2011, the period from April 20, 2010 (inception) through December 31, 2010, and since April 20, 2010 (date of inception) through December 31, 2011, respectively. These fees were outstanding as of December 31, 2011 and December 31, 2010, and therefore, are included within the due to related party line item of the balance sheet as of each of those respective dates.